UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : December 31, 2005
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	January 19, 2006



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 47

Form 13F Information Table Value Total : $181,985




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1735    44000 SH       SOLE                    44000
Advent Software                COM              007974108    10680   369048 SH       SOLE                   369048
Affymetrix                     COM              00826T108     7083   148334 SH       SOLE                   148334
Agile Software                 COM              00846x105     3625   606185 SH       SOLE                   606185
ArthroCare                     COM              043136100     4882   115850 SH       SOLE                   115850
Atheros                        COM              04743p108     2900   223045 SH       SOLE                   223045
Automatic Data Processing, Inc COM              053015103      317     6911 SH       SOLE                     6911
BEA Systems, Inc               COM              073325102     4540   482976 SH       SOLE                   482976
BP Amoco PLC                   COM              055622104     1224    19054 SH       SOLE                    19054
Berk. Hath. Class A            COM              084670108     1329       15 SH       SOLE                       15
Berk. Hath. Class B            COM              084670207     1676      571 SH       SOLE                      571
CNET Networks Inc.             COM              12613R104     8417   572948 SH       SOLE                   572948
Cisco Systems                  COM              17275R102      344    20100 SH       SOLE                    20100
Dolby Laboratories Inc         COM              25659T107     3037   178095 SH       SOLE                   178095
EMC Corporation                COM              268648102      668    49064 SH       SOLE                    49064
Electronic Arts                COM              285512109     7855   150171 SH       SOLE                   150171
Exelixis Inc                   COM              30161Q104     1757   186540 SH       SOLE                   186540
FormFactor                     COM              346375108     6411   262437 SH       SOLE                   262437
General Electric               COM              369604103     1963    56016 SH       SOLE                    56016
General Mills                  COM              370334104      658    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      620    10000 SH       SOLE                    10000
IBM                            COM              459200101     1818    22116 SH       SOLE                    22116
Ilumina                        COM              452327109     2849   202078 SH       SOLE                   202078
Inhibitex                      COM              45719T103     1579   187930 SH       SOLE                   187930
Intel Corp.                    COM              458140100     1997    80000 SH       SOLE                    80000
Intuit                         COM              461202103     7216   135382 SH       SOLE                   135382
Johnson & Johnson              COM              478160104      969    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     6821   305853 SH       SOLE                   305853
Linear Technology              COM              535678106    10435   289295 SH       SOLE                   289295
Magma Design                   COM              559181102     2236   265818 SH       SOLE                   265818
Maxim Intgrtd. Prod.           COM              57772K101     7484   206522 SH       SOLE                   206522
Minnesota Mining               COM              604059105      310     4000 SH       SOLE                     4000
Molecular Devices              COM              60851C107     4622   159755 SH       SOLE                   159755
Nektar Therapeutics            COM              640268108     3400   206550 SH       SOLE                   206550
Nuvelo Inc                     COM              67072M301      581    71590 SH       SOLE                    71590
PMC-Sierra Inc                 COM              69344F106     4482   581319 SH       SOLE                   581319
Pfizer, Inc.                   COM              717081103     1166    50000 SH       SOLE                    50000
Pharmion Corp                  COM              71715B409     1999   112472 SH       SOLE                   112472
Royal Dutch Shell PLC ADR REP  COM                             246     4000 SH       SOLE                     4000
Salesforce.com Inc             COM              79466L302     4265   133070 SH       SOLE                   133070
Schering-Plough                COM              806605101     1318    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      777     8000 SH       SOLE                     8000
Target CP                      COM              239753106      832    15140 SH       SOLE                    15140
Vertex Pharm.                  COM              92532F100     3416   123470 SH       SOLE                   123470
Vitesse Semi.                  COM              928497106     2967  1545400 SH       SOLE                  1545400
Yahoo                          COM              984332106    11526   294181 SH       SOLE                   294181
Zhone Technology               COM              98950P108     1957   923166 SH       SOLE                   923166